Schedule of Investments - March 31, 2021
Hotchkis & Wiley International Small Cap Diversified Value Fund (Unaudited)

Country Breakdown* (% of net assets)
Japan	27.32%
United Kingdom	16.83%
France	6.31%
Australia	6.17%
Italy	6.06%
Germany	3.91%
Canada	3.54%
Sweden	3.15%
Switzerland	2.82%
Spain	2.50%
Austria	2.38%
Ireland	2.25%
Israel	2.22%
Singapore	1.83%
Denmark	1.80%
Finland	1.53%
United States	1.35%
Netherlands	1.32%
Norway	1.01%
Hong Kong	0.96%
Malaysia	0.87%
Poland	0.79%
Czech Republic	0.73%
Portugal	0.61%
New Zealand	0.39%
Belgium	0.38%
Short-term securities and other assets in excess of liabilities	0.97%
* Based on country of risk.

	Shares
COMMON STOCKS - 99.03%	Held	Value
COMMUNICATION SERVICES - 2.63%
Diversified Telecommunication Services - 0.44%
O2 Czech Republic AS	2,400	$27,929

Entertainment - 0.35%
Akatsuki, Inc. (v)	300	12,173
GungHo Online Entertainment, Inc. (v)	500	9,906
		22,079
Media - 1.84%
APG SGA SA (a) (v)	140	32,335
Atresmedia Corp. de Medios de Comunicacion SA (a) (v)	3,400	14,026
ITV PLC (a) (v)	8,500	14,071
Metropole Television SA (v)	1,200	25,627
Reach PLC	6,811	20,235
TX Group AG	130	10,412
		116,706
TOTAL COMMUNICATION SERVICES		166,714

CONSUMER DISCRETIONARY - 12.64%
Auto Components - 1.55%
Cie Plastic Omnium SA (v)	500	18,299
FCC Company Ltd. (v)	1,100	18,527
Hella GmbH & Company KGaA (a) (v)	200	11,231
NHK Spring Company Ltd. (v)	2,600	19,567
Nokian Renkaat Oyj (v)	300	10,867
Toyota Boshoku Corp. (v)	1,200	19,900
		98,391
Automobiles - 1.28%
Mazda Motor Corp. (a) (v)	4,500	36,870
Mitsubishi Motors Corp. (a) (v)	8,900	25,448
Trigano SA (v)	100	18,691
		81,009
Distributors - 0.52%
Inchcape PLC (v)	3,200	33,200

Hotels, Restaurants & Leisure - 0.83%
888 Holdings PLC (v)	2,800	15,235
Dalata Hotel Group PLC (a)	7,500	37,160
		52,395
Household Durables - 2.78%
Bellway PLC (v)	800	37,523
Countryside Properties PLC (a) (r) (v)	2,100	14,683
Crest Nicholson Holdings PLC (a) (v)	4,100	23,017
Foster Electric Company Ltd. (v)	2,100	24,867
Henry Boot PLC	2,800	10,229
Redrow PLC (v)	4,200	36,364
Tamron Company Ltd. (v)	1,500	29,274
		175,957
Internet & Catalog Retail - 0.22%
Takkt AG (v)	900	13,624

Leisure Products - 0.35%
Photo-Me International PLC (a) (v)	28,000	21,946

Specialty Retail - 4.25%
Adastria Company Ltd. (v)	1,600	29,405
AOKI Holdings, Inc. (v)	5,800	32,427
Bilia AB (v)	2,400	35,526
Geo Holdings Corp. (v)	1,500	16,128
Kingfisher PLC (v)	7,900	34,626
Mobilezone Holding AG (v)	1,100	14,358
Premier Investments Ltd. (v)	1,000	19,840
Unieuro SpA (a) (r) (v)	1,900	48,198
United Arrows Ltd. (a) (v)	2,000	38,162
		268,670
Textiles, Apparel & Luxury Goods - 0.86%
Chargeurs SA (v)	700	18,967
HUGO BOSS AG (v)	900	35,365
		54,332
TOTAL CONSUMER DISCRETIONARY		799,524

CONSUMER STAPLES - 6.78%
Beverages - 1.28%
Britvic PLC (v)	2,800	32,237
Corby Spirit and Wine Ltd.	1,300	18,175
Stock Spirits Group PLC (v)	8,000	30,805
		81,217
Food & Staples Retailing - 1.79%
Amsterdam Commodities NV	400	10,015
Arcs Company Ltd. (v)	800	17,313
Kato Sangyo Company Ltd. (v)	900	29,055
Metcash Ltd. (v)	11,700	32,832
Sugi Holdings Company Ltd. (v)	300	23,807
		113,022
Food Products - 3.23%
Austevoll Seafood ASA (v)	2,000	24,279
Ezaki Glico Company Ltd. (v)	700	28,091
Greencore Group PLC (a) (v)	10,800	23,339
Itoham Yonekyu Holdings, Inc. (v)	1,800	11,876
La Doria SpA	1,800	37,996
Neto ME Holdings Ltd. (v)	400	19,512
Nippn Corp. (v)	1,100	16,477
Tassal Group Ltd. (v)	11,400	28,962
Tate & Lyle PLC (v)	1,300	13,715
		204,247
Tobacco - 0.48%
Scandinavian Tobacco Group A/S (r) (v)	1,600	30,712
TOTAL CONSUMER STAPLES		429,198

ENERGY - 2.78%
Energy Equipment & Services - 1.73%
Frank's International NV (a)	13,400	47,570
Subsea 7 SA (a) (v)	3,200	32,149
Technip Energies NV (a)	560	8,504
TechnipFMC PLC (a) (v)	2,800	21,360
		109,583
Oil, Gas & Consumable Fuels - 1.05%
Cairn Energy PLC (v)	12,261	28,778
Kosmos Energy Ltd. (a)	12,300	37,761
		66,539
TOTAL ENERGY		176,122

FINANCIALS - 25.85%
Banks - 10.11%
AIB Group PLC (a) (v)	16,500	43,287
The Aichi Bank Ltd. (v)	400	10,917
Banca Popolare di Sondrio SCPA (a) (v)	4,700	15,724
Banco de Sabadell SA (v)	66,500	35,659
Bank Millennium SA (a) (v)	28,800	27,553
Bank of Ireland Group PLC (a) (v)	7,800	38,519
Caisse Regionale de Credit Agricole Mutuel Brie Picardie (v)	1,200	32,194
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	220	28,379
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France (v)	360	33,758
Caisse Regionale de Credit Agricole Mutuel d'Ille-et-Vilaine (v)	190	18,469
Caisse Regionale de Credit Agricole Mutuel Nord de France	700	18,798
Caisse Regionale de Credit Agricole Mutuel Toulouse 31	230	26,802
Canadian Western Bank	1,200	30,547
Credito Valtellinese SpA (a) (v)	2,000	28,585
Dah Sing Financial Holdings Ltd. (v)	4,000	13,198
The Hachijuni Bank Ltd. (v)	3,600	13,109
Jutlander Bank A/S	500	17,341
The Keiyo Bank Ltd. (v)	3,000	12,430
Komercni Banka AS (a) (v)	600	18,517
The Musashino Bank Ltd. (v)	800	13,220
Pareto Bank ASA (v)	3,900	21,556
Resona Holdings, Inc. (v)	3,266	13,719
San ju San Financial Group, Inc. (v)	1,000	12,587
Santander Bank Polska SA (a) (v)	400	22,109
Sparebanken Telemark	1,000	18,239
Sparekassen Sjaelland-Fyn A/S (a)	1,100	19,249
The Tochigi Bank Ltd. (v)	7,100	12,185
Unicaja Banco SA (a) (r) (v)	42,600	42,873
		639,523
Capital Markets - 4.97%
AGF Management Ltd.	6,300	37,548
Alaris Equity Partners Income	900	11,387
Canaccord Genuity Group, Inc.	1,200	10,981
CI Financial Corp.	1,300	18,775
GAM Holding AG (a) (v)	12,400	32,725
JAFCO Group Company Ltd. (v)	600	35,835
Janus Henderson Group PLC	400	12,460
Jupiter Fund Management PLC (v)	3,300	12,673
Man Group PLC (v)	9,400	20,859
Meitav Dash Investments Ltd. (v)	3,400	17,513
Navigator Global Investments Ltd. (v)	17,600	19,805
Numis Corp. PLC	2,700	14,033
Quilter PLC (r) (v)	5,100	11,233
Rothschild & Company (a) (v)	900	32,512
Sawada Holdings Company Ltd.	1,900	12,990
Value Partners Group Ltd. (v)	19,000	12,979
		314,308
Consumer Finance - 3.04%
AEON Credit Service M Bhd (v)	11,100	32,906
AEON Financial Service Company Ltd. (v)	1,500	20,174
goeasy Ltd.	160	15,929
Hoist Finance AB (a) (r) (v)	7,400	32,379
Humm Group Ltd. (a) (v)	11,300	8,289
Nawi Brothers Ltd. (v)	5,600	36,802
Orient Corp. (v)	9,000	12,545
Provident Financial PLC (a) (v)	5,200	15,557
Resurs Holding AB (r) (v)	3,200	17,504
		192,085
Diversified Financial Services - 3.14%
Banca IFIS SpA (v)	2,900	38,261
Banca Mediolanum SpA (v)	1,400	13,207
Challenger Ltd. (v)	2,200	10,719
doValue SpA (a) (r) (v)	1,500	18,281
Financial Products Group Company Ltd. (v)	6,200	40,618
Investment AB Oresund (v)	800	12,767
Japan Investment Adviser Company Ltd. (v)	1,100	16,743
M&G PLC (v)	12,000	34,292
Tokyo Century Corp. (v)	200	13,476
		198,364
Insurance - 4.42%
ASR Nederland NV (v)	800	35,756
Beazley PLC (a) (v)	2,300	11,148
Clal Insurance Enterprises Holdings Ltd. (a) (v)	800	13,178
Direct Line Insurance Group PLC (v)	6,700	28,923
Grupo Catalana Occidente SA	400	15,949
Helvetia Holding AG (v)	100	11,739
Hiscox Ltd. (a) (v)	900	10,658
Lancashire Holdings Ltd. (v)	3,000	26,604
RSA Insurance Group PLC (v)	3,200	30,021
SCOR SE (a) (v)	1,000	34,063
Unipol Gruppo SpA (v)	3,800	21,167
UNIQA Insurance Group AG (v)	1,600	12,006
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,100	28,507
		279,719
Thrifts & Mortgage Finance - 0.17%
Asax Company Ltd. (v)	1,700	10,991
TOTAL FINANCIALS		1,634,990

HEALTH CARE - 3.28%
Health Care Equipment & Supplies - 0.51%
Draegerwerk AG & Company KGaA (v)	200	15,168
Paramount Bed Holdings Company Ltd. (v)	800	17,051
		32,219
Health Care Providers & Services - 2.06%
Arvida Group Ltd. (v)	9,400	10,836
Estia Health Ltd. (a) (v)	21,000	34,388
Regis Healthcare Ltd. (v)	20,900	32,795
Ship Healthcare Holdings, Inc. (v)	400	11,259
Summerset Group Holdings Ltd. (v)	1,600	13,587
Toho Holdings Company Ltd. (v)	1,500	27,570
		130,435
Pharmaceuticals - 0.71%
Alliance Pharma PLC	9,500	12,311
Sawai Pharmaceutical Company Ltd.	300	14,597
Tsumura & Company (v)	500	17,900
		44,808
TOTAL HEALTH CARE		207,462

INDUSTRIALS - 24.00%
Aerospace & Defense - 2.45%
Austal Ltd. (v)	9,200	15,710
Avio SpA (a) (v)	2,000	28,780
Meggitt PLC (a) (v)	3,100	20,385
QinetiQ Group PLC (v)	4,400	19,172
Saab AB (v)	600	16,438
Senior PLC (a) (v)	22,800	34,796
Ultra Electronics Holdings PLC (v)	700	19,582
		154,863
Air Freight & Logistics - 2.45%
bpost SA (a) (v)	2,500	23,877
Oesterreichische Post AG (v)	400	17,504
PostNL NV (v)	7,800	37,811
Royal Mail PLC (a) (v)	5,200	36,191
Wincanton PLC	7,400	39,684
		155,067
Airlines - 0.50%
Qantas Airways Ltd. (a) (v)	8,100	31,437

Building Products - 0.65%
Inrom Construction Industries Ltd. (v)	2,500	12,348
Nichiha Corp. (v)	400	11,663
Takasago Thermal Engineering Company Ltd. (v)	1,100	17,156
		41,167
Commercial Services & Supplies - 2.61%
Aggreko PLC (v)	3,600	43,495
Daiseki Company Ltd. (v)	400	14,527
Downer EDI Ltd. (v)	4,400	17,219
ISS A/S (a) (v)	700	13,046
Loomis AB (v)	1,200	36,461
Okamura Corp. (v)	1,300	15,281
Pilot Corp. (v)	400	12,786
Societe BIC SA (v)	210	12,292
		165,107
Construction & Engineering - 3.39%
Balfour Beatty PLC (v)	3,300	13,429
CIMIC Group Ltd. (v)	600	8,035
Grupo Empresarial San Jose SA (v)	2,300	16,912
Hazama Ando Corp. (v)	1,500	11,517
Implenia AG (a) (v)	500	13,787
Keller Group PLC	1,400	15,518
Kumagai Gumi Company Ltd. (v)	500	13,566
Maire Tecnimont SpA (v)	8,500	24,970
Morgan Sindall Group PLC (v)	600	14,603
Per Aarsleff Holding A/S (v)	300	13,029
Sanki Engineering Company Ltd. (v)	1,000	13,106
Strabag SE (v)	300	10,601
Sumitomo Densetsu Company Ltd. (v)	400	8,709
Sumitomo Mitsui Construction Company Ltd. (v)	2,800	12,620
Taikisha Ltd. (v)	400	10,979
Tobishima Corp. (v)	1,200	13,053
		214,434
Electrical Equipment - 0.26%
GS Yuasa Corp. (v)	600	16,334

Industrial Conglomerates - 0.84%
MBB SE (v)	170	25,730
Rheinmetall AG (v)	270	27,384
		53,114
Machinery - 8.17%
ANDRITZ AG (v)	300	13,483
Aumann AG (a) (r) (v)	1,000	17,089
Bucher Industries AG (v)	40	20,383
Danieli & C Officine Meccaniche SpA	2,500	38,289
Duerr AG (v)	800	33,308
Ebara Corp. (v)	500	20,401
Frencken Group Ltd. (v)	19,400	22,149
Fu Yu Corp. Ltd. (v)	51,000	11,373
Glory Ltd. (v)	900	19,393
The Japan Steel Works Ltd. (v)	1,100	26,205
Manitou BF SA	600	20,124
Meidensha Corp. (v)	600	13,095
Morgan Advanced Materials PLC (v)	4,400	18,880
Nitta Corp. (v)	800	19,068
Noritake Company Ltd. (v)	600	19,277
OKUMA Corp. (v)	200	11,482
OSG Corp. (v)	600	10,708
Ponsse Oyj (v)	500	22,147
Shibuya Corp. (v)	500	16,038
Shinmaywa Industries Ltd. (v)	1,400	12,939
Sulzer AG (v)	130	14,643
Takeuchi Manufacturing Company Ltd. (v)	1,300	36,366
Takuma Company Ltd. (v)	900	19,547
Talgo SA (a) (r) (v)	2,600	13,065
Tsubakimoto Chain Company (v)	700	19,316
Tsukishima Kikai Company Ltd. (v)	1,400	16,259
Wacker Neuson SE (v)	500	11,971
		516,998
Professional Services - 1.39%
Bertrandt AG (v)	600	32,696
Gateley Holdings PLC (a)	7,500	17,939
McMillan Shakespeare Ltd. (v)	1,400	11,637
Persol Holdings Company Ltd. (v)	600	11,794
SThree PLC (v)	2,600	13,818
		87,884
Road & Rail - 0.40%
Nikkon Holdings Company Ltd. (v)	600	12,072
Sankyu, Inc. (v)	300	13,200
		25,272
Trading Companies & Distributors - 0.89%
Ferronordic AB	1,400	32,702
Kanamoto Company Ltd. (v)	500	13,043
Kanematsu Corp. (v)	800	10,758
		56,503
TOTAL INDUSTRIALS		1,518,180

INFORMATION TECHNOLOGY - 7.47%
Communications Equipment - 1.01%
Evertz Technologies Ltd.	2,900	33,553
Telit Communications PLC (a)	10,500	30,181
		63,734
Electronic Equipment, Instruments & Components - 2.96%
Alps Alpine Company Ltd. (v)	2,100	27,851
AT&S Austria Technologie & Systemtechnik AG (v)	300	10,758
Esprinet SpA (v)	1,600	20,173
Horiba Ltd. (v)	200	12,656
Japan Aviation Electronics Industry Ltd. (v)	2,000	32,558
Kaga Electronics Company Ltd. (v)	700	15,735
Macnica Fuji Electronics Holdings, Inc. (v)	600	12,022
Nippon Electric Glass Company Ltd. (v)	800	18,596
Oki Electric Industry Company Ltd. (v)	1,200	12,502
V Technology Company Ltd. (v)	500	24,710
		187,561
IT Services - 1.31%
CSE Global Ltd. (v)	46,800	18,110
DTS Corp. (v)	500	11,435
Global Dominion Access SA (a) (r)	3,900	19,689
KNOW IT AB (v)	500	15,563
Sword Group (v)	400	17,952
		82,749
Semiconductors & Semiconductor Equipment - 1.80%
Elmos Semiconductor SE (v)	300	12,615
Kulicke & Soffa Industries, Inc.	800	39,287
Micronics Japan Company Ltd. (v)	700	10,695
Siltronic AG (v)	70	11,085
Tokyo Seimitsu Company Ltd. (v)	300	13,725
Ulvac, Inc. (v)	300	12,669
UMS Holdings Ltd. (v)	13,700	13,592
		113,668
Software - 0.39%
Silverlake Axis Ltd. (v)	135,400	24,673
TOTAL INFORMATION TECHNOLOGY		472,385

MATERIALS - 9.85%
Chemicals - 3.94%
Daicel Corp. (v)	1,600	12,328
ICL Group Ltd. (v)	2,200	12,897
Johnson Matthey PLC (v)	500	20,770
Kanto Denka Kogyo Company Ltd. (v)	4,000	32,414
Lenzing AG (a) (v)	150	19,239
Nihon Parkerizing Company Ltd. (v)	1,200	12,983
Sumitomo Seika Chemicals Company Ltd. (v)	700	25,580
Tikkurila Oyj (v)	1,600	63,521
Toagosei Company Ltd. (v)	1,600	18,778
Tokuyama Corp. (v)	1,200	30,362
		248,872
Construction Materials - 2.16%
Breedon Group PLC (a)	9,100	11,717
Buzzi Unicem SpA (v)	700	18,183
CSR Ltd. (v)	4,200	18,489
Forterra PLC (r) (v)	8,500	33,601
H+H International A/S (a) (v)	800	20,592
Vicat SA (v)	700	33,970
		136,552
Containers & Packaging - 0.84%
Fuji Seal International, Inc. (v)	600	13,439
Mayr Melnhof Karton AG	60	12,342
Orora Ltd. (v)	5,600	12,968
Winpak Ltd.	400	14,346
		53,095
Metals & Mining - 1.79%
Dowa Holdings Company Ltd. (v)	300	12,518
MACA Ltd. (v)	11,100	8,655
Macmahon Holdings Ltd. (v)	49,900	7,599
Mineral Resources Ltd. (v)	400	11,611
Mount Gibson Iron Ltd. (v)	39,200	22,709
Regis Resources Ltd. (v)	10,600	23,457
Sandfire Resources Ltd. (v)	3,200	13,047
Tokyo Steel Manufacturing Company Ltd. (v)	1,800	13,796
		113,392
Paper & Forest Products - 1.12%
Altri SGPS SA (v)	2,400	18,334
The Navigator Company SA (a) (v)	6,200	20,259
Stella-Jones, Inc.	800	32,453
		71,046
TOTAL MATERIALS		622,957

REAL ESTATE - 2.12%
Equity Real Estate Investment Trusts - 0.14%
First Real Estate Investment Trust (v)	50,600	8,663

Real Estate Management & Development - 1.98%
Airport City Ltd. (a) (v)	2,000	28,116
Great Eagle Holdings Ltd. (v)	10,000	34,744
Nisshin Group Holdings Company Ltd. (v)	7,400	32,700
Shinoken Group Company Ltd. (v)	2,600	29,839
		125,399
TOTAL REAL ESTATE		134,062

UTILITIES - 1.63%
Electric Utilities - 0.86%
BKW AG (v)	260	28,306
EVN AG (v)	1,200	25,817
		54,123
Gas Utilities - 0.77%
Hiroshima Gas Company Ltd. (v)	4,500	16,922
Italgas SpA (v)	4,900	31,821
		48,743
TOTAL UTILITIES		102,866

Total common stocks (Cost $4,622,153)		6,264,460

Total long-term investments (Cost $4,622,153)		6,264,460
	Principal
SHORT-TERM INVESTMENTS - 0.94%	Amount
Time Deposits - 0.94%
Banco Bilbao Vizcaya Argentaria SA, 0.01%, 04/01/2021*	$59,531	59,531
Total short-term investments (Cost $59,531)		59,531

Total investments - 99.97% (Cost $4,681,684)		6,323,991

Other assets in excess of liabilities - 0.03%		1,931

Net assets - 100.00%		$6,325,922

(a)	- Non-income producing security.
(r)
- Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $299,307, which represented 4.73% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $5,275,828, which represented 83.40% of net assets.  See Security Valuation below.

*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$974,035
Time Deposits	59,531
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	108,138
Consumer Discretionary	752,135
Consumer Staples	363,012
Energy	82,287
Financials	1,297,076
Health Care	195,151
Industrials	1,353,924
Information Technology	349,675
Materials	552,099
Real Estate	134,062
Utilities	102,866
Level 3 --- Significant unobservable inputs	-

Total Investments	$6,323,991

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.